CONDENSED CONSOLIDATED INTERIM STATEMENTS OF EARNINGS (Unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,931	$ 2,815	$ 6,334	$ 6,153
Expenses
Energy supply costs	719	714	1,790	1,754
Operating expenses	866	789	1,711	1,619
Depreciation and amortization	542	512	1,074	1,027
Total expenses	2,127	2,015	4,575	4,400
Operating income	804	800	1,759	1,753
Other income, net (Note 9)	119	105	210	196
Finance charges	387	369	759	739
Earnings before income tax expense	536	536	1,210	1,210
Income tax expense	76	92	188	208
Net earnings	460	444	1,022	1,002
Net earnings attributable to:
Non-controlling interests	43	40	82	78
Preference equity shareholders	21	20	43	41
Net earnings attributable to common equity shareholders	396	384	897	883
Net earnings	$ 460	$ 444	$ 1,022	$ 1,002
Earnings per common share (Note 11)
Basic (CAD per share)	$ 0.78	$ 0.76	$ 1.76	$ 1.76
Diluted (CAD per share)	$ 0.78	$ 0.76	$ 1.76	$ 1.76